NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      NORTH CAROLINA
     TRUST 292
              (NORTH CAROLINA TRADITIONAL TRUST 292)

            Estimated Current Return
            5.11% to 5.32%
            as of 09/13/95

            Estimated Long Term Return
            5.15% to 5.45%
             35,000 units in a
             diversified $3,500,000
             portfolio of tax-exempt
             bonds
                  Cusip:
                  6710A2 466 Monthly Payment Option
                  6710A2 474 Quarterly Payment Option
                  6710A2 482 Semi-Annual Payment Option

                  Registered in North Carolina
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--NORTH CAROLINA TRADITIONAL TRUST 292
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT SEPTEMBER 14, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  250,000    State of North Carolina, Clean Water Bonds, Series 1995A,          2005 at 102          AAA           Aaa
                  5.20% Due 6/1/15. (General Obligation Bonds.)
     500,000    North Carolina Municipal Power Agency Number 1, Catawba            2003 at 102          A-             A
                  Electric Revenue Bonds, Series 1993, 5.00% Due 1/1/15.
                  (Original issue discount bonds delivered on or about March
                  30, 1993 at a price of 90.174% of principal amount.)
     500,000    City of Charlotte, North Carolina, Refunding Certificates of       2003 at 102          AAA           Aaa
                  Participation (Convention Facility Project), Series 1993C,
                  5.25% Due 12/1/20. (Original issue discount bonds
                  delivered on or about August 25, 1993 at a price of
                  93.801% of principal amount.)(AMBAC Insured.)
     500,000    Craven Regional Medical Authority (North Carolina), Insured        2003 at 102          AAA           Aaa
                  Health Care Facilities Revenue Bonds, Series 1993, 5.625%
                  Due 10/1/17. (MBIA Insured.)
     500,000    City of Fayetteville, North Carolina, Public Works                 2005 at 102          AAA           Aaa
                  Commission Revenue Bonds, Series 1995A, 5.375% Due 3/1/20.
                  (AMBAC Insured.)
     250,000    City of Greensboro, North Carolina, Combined Enterprise            2005 at 102          AA-           A1
                  System Revenue Bonds, Series 1995A, 5.375% Due 6/1/19.
     500,000    County of Rowan, North Carolina, General Obligation School         2005 at 102          AAA           Aaa
                  Bonds, Series 1995, 5.60% Due 4/1/15. (MBIA Insured.)
     500,000    Commonwealth of Puerto Rico, Public Improvement Bonds of           2005 at 101          AAA           Aaa
                  1995 (General Obligation Bonds.), 5.375% Due 7/1/22.                 1/2
                  (Original issue discount bonds delivered on or about May
                  4, 1995 at a price of 93.916% of principal amount.)(MBIA
                  Insured.)
  ----------
  $3,500,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect expenses and sales charges.
--------------------------------------------------------------------------------

                                                                          Estimated Current Return (2)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    100.20          5.11%            5.14%            5.16%
500-999                 50,000-99,999   4.75          100.04          5.12             5.15             5.17
1,000-2,499           100,000-249,999   4.50           99.78          5.13             5.16             5.18
2,500-4,999           250,000-499,999   4.25           99.52          5.14             5.18             5.20
5,000-9,999           500,000-999,999   3.50           98.75          5.18             5.22             5.24
10,000-24,999     1,000,000- 2,499,999  3.00           98.24          5.21             5.24             5.26
25,000-49,999     2,500,000- 4,999,999  2.50           97.73          5.24             5.27             5.29
50,000 and over    5,000,000 and over   2.00           97.23          5.27             5.30             5.32

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    100.20          5.15%            5.19%            5.21%
500-999                 50,000-99,999   4.75          100.04          5.16             5.20             5.22
1,000-2,499           100,000-249,999   4.50           99.78          5.19             5.23             5.25
2,500-4,999           250,000-499,999   4.25           99.52          5.20             5.24             5.26
5,000-9,999           500,000-999,999   3.50           98.75          5.27             5.31             5.33
10,000-24,999     1,000,000- 2,499,999  3.00           98.24          5.31             5.35             5.37
25,000-49,999     2,500,000- 4,999,999  2.50           97.73          5.35             5.39             5.41
50,000 and over    5,000,000 and over   2.00           97.23          5.38             5.43             5.45

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to Date of Deposit. The estimated current return for purchases made on such date will be as shown, as long as the portfolio size and composition remain the same.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                          Normal
                                                                                                      Distributions
North Carolina Traditional                        1995                             1996                 per Year +
----------------------------------------------------------------------------------------------------  --------------
Record Date*..........................       10/1           11/1            2/1            5/1
Distribution Date.....................      10/15          11/15           2/15           5/15
--------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .2417(1)                                                  $  5.1193
                                                          --------  $.4266 every month  --------
Quarterly Distribution Plan...........  $   .2417(1)   $   .4290(2)   $  1.2870      $  1.2870        $  5.1513
Semi-Annual Distribution Plan.........  $   .2417(1)   $   .4308(3)                  $  2.5848        $  5.1703
--------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1,
    August 1 and November 1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred. For additional information see "WHEN ARE DISTRIBUTIONS MADE TO UNITHOLDERS?" in Part B of this Prospectus.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) The second distribution under the quarterly distribution plan represents a 1-month distribution; subsequent quarterly distributions will be regular 3-month distributions.
(3) The second distribution under the semi-annual distribution plan represents a 1-month distribution; subsequent semi-annual distributions will be regular 6-month distributions.

+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.07 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01422 per unit per day. Consequently, on the first Record Date (10/01/95), accrued interest will total $0.2417 per unit for the 17-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 10/01/95 is $.2417 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01422              Quarterly - $0.01430
                             Semi-Annual - $0.01436
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 22.7 years.
The first bond is scheduled to mature in January, 2015, with the last bond maturity being July, 2022.

-------------------------------------------------------

QUALITY OF PORTFOLIO AS RATED BY
STANDARD & POOR'S CORPORATION
OR MOODY'S INVESTORS SERVICES
-------------------------------------------------------

Rating                    Percent of Portfolio
Category                  Par Value
--------------------------------------------------------------------
AAA                           79%
AA                             7
A                             14
                             ---
                             100%

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, United States Trust Company of New York,
will redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      ARIZONA
     INSURED
     TRUST 42

            Estimated Current Return
            First
            Year: 5.05% to 5.26%
            Subsequent
            Years: 5.09% to 5.30%
            as of 09/13/95

            Estimated Long Term Return
            5.15% to 5.42%
             35,000 units in a
             diversified $3,500,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  67101J 550 Monthly Payment Option
                  67101J 568 Quarterly Payment Option
                  67101J 576 Semi-Annual Payment Option

                  Registered in Arizona
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, ARIZONA INSURED TRUST 42
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT SEPTEMBER 14, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  500,000    Arizona Health Facilities Authority, Samaritan Health              2003 at 102          AAA           Aaa
                  System, Hospital System Revenue Refunding Bonds, Series
                  1993, 5.625% Due 12/1/15.
     500,000    The Industrial Development Authority of the County of              2005 at 101          AAA           Aaa
                  Maricopa, Arizona, Baptist Hospital System Revenue
                  Refunding Bonds, Series 1995, 5.50% Due 9/1/16. (Original
                  issue discount bonds delivered on or about August 31, 1995 at a price of 92.392% of principal amount.)
     500,000    City of Mesa, Arizona, Utility Systems Revenue Bonds, Series       2005 at 101          AAA           Aaa
                  1995, 5.125% Due 7/1/15. (Original issue discount bonds
                  will be delivered on or about October 12, 1995 at a price
                  of 93.796% of principal amount.)(When issued.)
     500,000    Navajo County, Arizona, Pollution Control Corporation,             2003 at 102          AAA           Aaa
                  Pollution Control Revenue Refunding Bonds (Arizona Public
                  Service Company), 1993 Series A, 5.875% Due 8/15/28.
     235,000    City of Phoenix, Arizona, General Obligation Refunding             2003 at 102          AAA           Aaa
                  Bonds, Series 1993A, 5.25% Due 7/1/12.
     265,000    City of Phoenix, Arizona, General Obligation Refunding             2005 at 101          AAA           Aaa
                  Bonds, Series 1995A, 5.00% Due 7/1/19. (Original issue
                  discount bonds delivered on or about July 6, 1995 at a
                  price of 92.753% of principal amount.)
     500,000    City of Phoenix Civic Improvement Corporation (Arizona),           2004 at 102          AAA           Aaa
                  Wastewater System Lease Revenue Refunding Bonds, Series
                  1993, 4.75% Due 7/1/23. (Original issue discount bonds
                  delivered on or about November 4, 1993 at a price of
                  92.50% of principal amount.)
     500,000    Commonwealth of Puerto Rico, Public Improvement Bonds of           2005 at 101          AAA           Aaa
                  1995 (General Obligation Bonds.), 5.375% Due 7/1/22.                 1/2
                  (Original issue discount bonds delivered on or about May
                  4, 1995 at a price of 93.916% of principal amount.)
  ----------
  $3,500,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect expenses and sales charges.
--------------------------------------------------------------------------------

                                                                              Estimated Current Return (2)
          AMOUNT PURCHASED                         Public      -----------------------------------------------------------
-------------------------------------  Sales      Offering         Monthly           Quarterly            Semi-Annual
     Units              Dollars        Charge     Price (1)        Payment            Payment               Payment
----------------  -------------------  ------    -----------   ---------------    ---------------    ---------------------
50-499                 $5,000-$49,999   4.90 %   $    100.01     (5.05%)  5.09%     (5.08%)  5.13%     (5.10%)  5.14%
500-999                 50,000-99,999   4.75           99.85     (5.06)   5.10      (5.09)   5.13      (5.11)   5.15
1,000-2,499           100,000-249,999   4.50           99.59     (5.07)   5.12      (5.10)   5.15      (5.12)   5.17
2,500-4,999           250,000-499,999   4.25           99.33     (5.08)   5.13      (5.12)   5.16      (5.14)   5.18
5,000-9,999           500,000-999,999   3.50           98.56     (5.12)   5.17      (5.16)   5.20      (5.18)   5.22
10,000-24,999     1,000,000- 2,499,999  3.00           98.05     (5.15)   5.20      (5.18)   5.23      (5.20)   5.25
25,000-49,999     2,500,000- 4,999,999  2.50           97.55     (5.18)   5.22      (5.21)   5.25      (5.23)   5.27
50,000 and over    5,000,000 and over   2.00           97.05     (5.20)   5.25      (5.24)   5.28      (5.26)   5.30

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    100.01          5.15%            5.18%            5.19%
500-999                 50,000-99,999   4.75           99.85          5.16             5.19             5.21
1,000-2,499           100,000-249,999   4.50           99.59          5.18             5.21             5.23
2,500-4,999           250,000-499,999   4.25           99.33          5.20             5.23             5.25
5,000-9,999           500,000-999,999   3.50           98.56          5.25             5.28             5.30
10,000-24,999     1,000,000- 2,499,999  3.00           98.05          5.29             5.32             5.34
25,000-49,999     2,500,000- 4,999,999  2.50           97.55          5.33             5.36             5.38
50,000 and over    5,000,000 and over   2.00           97.05          5.37             5.40             5.42

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to the Date of Deposit. Figures in brackets represent the current return. The first year's estimated current returns are slightly lower than those for subsequent years because a portion of the monies received in the first year only will be treated as a return of principal due to the inclusion in the portfolio of "when issued" or other Bonds having delivery dates after the date of settlement for a purchase made on the Date of Deposit.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                          Normal
                                                                                                      Distributions
Arizona Insured                                   1995                             1996                 per Year +
----------------------------------------------------------------------------------------------------  --------------
Record Date*..........................       10/1           11/1            2/1            5/1
Distribution Date.....................      10/15          11/15           2/15           5/15
--------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .2405(1)                                                  $  5.0941
                                                          --------  $.4245 every month  --------
Quarterly Distribution Plan...........  $   .2405(1)   $   .4269(2)   $  1.2807      $  1.2807        $  5.1261
Semi-Annual Distribution Plan.........  $   .2405(1)   $   .4287(3)                  $  2.5722        $  5.1451
--------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1,
    August 1 and November 1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred. For additional information see "WHEN ARE DISTRIBUTIONS MADE TO UNITHOLDERS?" in Part B of this Prospectus.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) The second distribution under the quarterly distribution plan represents a 1-month distribution; subsequent quarterly distributions will be regular 3-month distributions.
(3) The second distribution under the semi-annual distribution plan represents a 1-month distribution; subsequent semi-annual distributions will be regular 6-month distributions.

+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.07 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01415 per unit per day. Consequently, on the first Record Date (10/01/95), accrued interest will total $0.2405 per unit for the 17-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 10/01/95 is $.2405 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01415              Quarterly - $0.01423
                             Semi-Annual - $0.01429
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 24.1 years.
The first bond is scheduled to mature in July, 2012, with the last bond maturity being August, 2028.

-------------------------------------------------------

BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the Municipal Bond Investors Assurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, United States Trust Company of New York,
will redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments. See Section 5 of the prospectus for details.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      PENNSYLVANIA
     INSURED
     TRUST 202

            Estimated Current Return
            5.23% to 5.44%
            as of 09/13/95

            Estimated Long Term Return
            5.29% to 5.55%
             35,000 units in a
             diversified $3,500,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  6706H8 282 Monthly Payment Option
                  6706H8 290 Quarterly Payment Option
                  6706H8 308 Semi-Annual Payment Option

                  Registered in Pennsylvania
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, PENNSYLVANIA INSURED TRUST 202
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT SEPTEMBER 14, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  500,000    Pennsylvania Higher Educational Facilities Authority               2005 at 102          AAA           Aaa
                  (Commonwealth of Pennsylvania), Saint Joseph's University
                  Revenue Bonds, Series of 1995, 5.875% Due 7/15/25.
     500,000    Pennsylvania Intergovernmental Cooperation Authority,              2003 at 100          AAA           Aaa
                  Special Tax Revenue Bonds (City of Philadelphia Funding
                  Program), Series of 1993, 5.60% Due 6/15/15.
     150,000    Allegheny County Hospital Development Authority, Hospital          No Optional          AAA           Aaa
                  Revenue Refunding Bonds, Series 1992 (Magee-Womens                  Call
                  Hospital), 0.00% Due 10/1/18. (Original issue discount
                  bonds delivered on or about November 5, 1992 at a price of
                  17.035% of principal amount.)
     280,000    Central Bucks School District, Bucks County, Pennsylvania,         2004 at 100          AAA           Aaa
                  General Obligation Bonds, Series A of 1993, 5.40% Due
                  5/15/14.
     355,000    Doylestown Hospital Authority (Commonwealth of                     2004 at 102          AAA           Aaa
                  Pennsylvania), Doylestown Hospital Revenue Bonds, 1993
                  Series B, 5.00% Due 7/1/23. (Original issue discount bonds delivered on or about January 5, 1994 at a price of
                  92.743% of principal amount.)
     500,000    Lehigh County Industrial Development Authority, Pollution          2005 at 102          AAA           Aaa
                  Control Revenue Refunding Bonds, 1995 Series A
                  (Pennsylvania Power & Light Company Project), 6.15% Due
                  8/1/29.
     500,000    Lehigh County, Pennsylvania, General Purpose Authority,            2004 at 102          AAA           Aaa
                  Hospital Revenue Bonds (Lehigh Valley Hospital, Inc.),
                  Series A of 1994, 6.00% Due 7/1/25. (Original issue
                  discount bonds delivered on or about April 14, 1994 at a
                  price of 93.973% of principal amount.)
     455,000    The Pittsburgh (Pennsylvania), Water and Sewer Authority,          2005 at 100          AAA           Aaa
                  Water and Sewer System Subordinate Revenue Bonds, Series B
                  of 1995, 5.75% Due 9/1/25.
     260,000    Commonwealth of Puerto Rico, Public Improvement Bonds of           2005 at 101          AAA           Aaa
                  1995 (General Obligation Bonds.), 5.375% Due 7/1/22.                 1/2
                  (Original issue discount bonds delivered on or about May
                  4, 1995 at a price of 93.916% of principal amount.)
  ----------
  $3,500,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect expenses and sales charges.
--------------------------------------------------------------------------------

                                                                          Estimated Current Return (2)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $     99.80          5.23%            5.26%            5.28%
500-999                 50,000-99,999   4.75           99.64          5.23             5.27             5.29
1,000-2,499           100,000-249,999   4.50           99.38          5.25             5.28             5.30
2,500-4,999           250,000-499,999   4.25           99.12          5.26             5.29             5.31
5,000-9,999           500,000-999,999   3.50           98.35          5.30             5.34             5.36
10,000-24,999     1,000,000- 2,499,999  3.00           97.85          5.33             5.36             5.38
25,000-49,999     2,500,000- 4,999,999  2.50           97.34          5.36             5.39             5.41
50,000 and over    5,000,000 and over   2.00           96.85          5.39             5.42             5.44

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $     99.80          5.29%            5.32%            5.34%
500-999                 50,000-99,999   4.75           99.64          5.29             5.32             5.34
1,000-2,499           100,000-249,999   4.50           99.38          5.32             5.35             5.37
2,500-4,999           250,000-499,999   4.25           99.12          5.33             5.36             5.38
5,000-9,999           500,000-999,999   3.50           98.35          5.39             5.42             5.44
10,000-24,999     1,000,000- 2,499,999  3.00           97.85          5.43             5.46             5.48
25,000-49,999     2,500,000- 4,999,999  2.50           97.34          5.46             5.49             5.51
50,000 and over    5,000,000 and over   2.00           96.85          5.50             5.53             5.55

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to Date of Deposit. The estimated current return for purchases made on such date will be as shown, as long as the portfolio size and composition remain the same.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                          Normal
                                                                                                      Distributions
Pennsylvania Insured                              1995                             1996                 per Year +
----------------------------------------------------------------------------------------------------  --------------
Record Date*..........................       10/1           11/1            2/1            5/1
Distribution Date.....................      10/15          11/15           2/15           5/15
--------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .2461(1)                                                  $  5.2158
                                                          --------  $.4344 every month  --------
Quarterly Distribution Plan...........  $   .2461(1)   $   .4371(2)   $  1.3113      $  1.3113        $  5.2478
Semi-Annual Distribution Plan.........  $   .2461(1)   $   .4389(3)                  $  2.6334        $  5.2668
--------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1,
    August 1 and November 1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred. For additional information see "WHEN ARE DISTRIBUTIONS MADE TO UNITHOLDERS?" in Part B of this Prospectus.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) The second distribution under the quarterly distribution plan represents a 1-month distribution; subsequent quarterly distributions will be regular 3-month distributions.
(3) The second distribution under the semi-annual distribution plan represents a 1-month distribution; subsequent semi-annual distributions will be regular 6-month distributions.

+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.07 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01448 per unit per day. Consequently, on the first Record Date (10/01/95), accrued interest will total $0.2461 per unit for the 17-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 10/01/95 is $.2461 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01448              Quarterly - $0.01457
                             Semi-Annual - $0.01463
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 27.4 years.
The first bond is scheduled to mature in May, 2014, with the last bond maturity being August, 2029.

-------------------------------------------------------

BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the Municipal Bond Investors Assurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, United States Trust Company of New York,
will redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments. See Section 5 of the prospectus for details.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.